Belmont Theta Income Fund
Schedule of Investments
October 31, 2024 (Unaudited)
U.S. GOVERNMENT & AGENCIES
(a)(b)(c)
— 53.80%
Principal
Amount Fair Value
United States Treasury Bill, 4.93% , 3/20/2025 $ 2,700,000 $ 2,654,527
United States Treasury Bill, 4.94% , 5/15/2025 2,800,000 2,736,205
United States Treasury Bill, 4.31% , 8/7/2025 2,950,000 2,855,304
United States Treasury Bill, 4.15% , 10/2/2025 3,250,000 3,126,397
Total U.S. Government & Agencies (Cost $11,364,485) 11,372,433
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
OPTIONS PURCHAED - 0.57%
CALL OPTIONS PURCHASED — 0.18%
CBOE Volatility Index 444 $ 1,028,304 $ 55.00
November
2024 $ 14,430
CBOE Volatility Index 530 1,227,480 60.00
December
2024 22,790
Total Call Options Purchased (Cost $47,248) 37,220
PUT OPTIONS PURCHASED — 0.39%
S&P 500 Index 37 21,110,165 4,725.00
November
2024 17,020
S&P 500 Index 37 21,110,165 4,790.00
December
2024 65,120
Total Put Options Purchased (Cost $111,139) 82,140
Total Options Purchased (Cost $158,387) 119,360
Total Investments — 54.37% (Cost $11,522,872) 11,491,793
Other Assets in Excess of Liabilities — 45.63% 9,643,513
NET ASSETS — 100.00% $ 21,135,306
(a) Security, or a portion thereof, have been pledged as collateral on written options. The total collateral pledged is $11,371,142.
(b) The rate shown represents effective yield at time of purchase.
(c) Non-income producing security.

Belmont Theta Income Fund
Schedule of Open Written Options Contracts
October 31, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS - (2.45)%
WRITTEN PUT OPTIONS - (2.45)%
S&P 500 Index (37) $ (21,110,165) $ 5,440.00
November
2024 $ (99,715)
S&P 500 Index (37) (21,110,165) 5,645.00
December
2024 (417,730)
Total Written Put Options (Premiums Received $566,406) (517,445)
Total Written Options (Premiums Received $566,406) $ (517,445)